Income Taxes (Tables)	3 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
Schedule of Income tax expense (benefit)
	March 31,		December 31,
	2018	2017	2017	2016	2015
Current:		(Unaudited)
Federal	$-	$-	$3,033	$(884,000)	$884,000
State	2,400	800	800	800	800
Foreign	1,662	1,585	4,686	-	-
Total	$4,062	$2,385	$8,519	$(883,200)	$884,800

Schedule of reconciliation of the income tax at statutory tax rate

	March 31,		December 31,
	2018	2017	2017	2016	2015
		(Unaudited)
Tax expense (benefit) at statutory rate	$(294,826)	$(210,000)	$(2,292,820)	$(1,158,300)	$987,000
Prepayment from related parties	-	-	-	(286,300)	286,300
Net operating loss carryforwards (NOLs)	172,225	276,600	1,760,600	717,600	(345,000)
Stock-based compensation expense	57,919	-	594,800	8,000	-
Amortization expense	(1,700)	(41,900)	(11,200)	(168,300)	(28,100)
Others	70,444	(22,315)	(42,861)	4,100	(15,400)
Tax expense (benefit) at effective tax rate	$4,062	$2,385	$8,519	$(883,200)	$884,800

Schedule of deferred tax assets (liability)
	March 31,		December 31,
	2018	2017	2017	2016
		(Unaudited)
Net operating loss carryforwards (NOLs)	$2,339,000	$826,000	$2,057,000	$519,000
Stock-based compensation expense	566,000	-	489,000	8,000
Accrued expenses and unpaid payable	268,000	-	443,000	35,000
Tax credit carryforwards	68,000	63,000	68,000	63,000
Excess of tax amortization over book amortization	(635,000)	(279,000)	(658,000)	(230,000)
Others	235,000	23,000	-	-
	2,841,000	613,000	2,399,000	395,000
Valuation allowance	(2,841,000)	(633,000)	(2,399,000)	(395,000)
Net	$-	$-	$-	$-